Short-term Borrowings and Long-term Borrowings (Details) - Japanese financial institution short-term borrowings - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal balance	¥ 0	¥ 180,000
Interest rate	2.35%
Repayments of Short-term Debt	¥ 180,000